Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of joint ventures [abstract]
Summarized financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	March 31,
	2021	2022
Current assets, including cash and cash equivalents INR 664 (March 31, 2021: INR 1,624)	4,015	2,212
Non-current assets	7,740	-
Current liabilities	(86,431)	(96,895)
Non-current liabilities	(8,556)	(117)
Equity	(83,232)	(94,800)
Group’s carrying amount of the investment (50%)	(41,616)	(47,400)
Transferred to other liabilities (refer to Note 38)	41,616	-
True-up of carrying value to group share loss*	-	47,400
Net carrying amount of investment	-	-

*	The Group has advanced loan amounting to INR 56,200 to the joint venture. The Group has the right to set off the outstanding loan amount given by it to the joint venture against its obligation to contribute toward losses of the joint venture. As at March 31, 2022, the loan outstanding, including interest thereon, amounts to INR 72,719. The Group, considering the status of recovery of the operations of the joint venture post pandemic, has recorded impairment of the entire amount outstanding as at March 31, 2022 in statement of profit and loss under impairment of loan to joint venture.

The Group’s share of cumulative loss of the Joint venture in excess of the carrying value of the investment till March 31, 2022, is INR 47,400 is lower than the loan given to the joint venture of INR 72,719, which is fully impaired.

Post impairment of loan, considering that the Group has the right to set off the loan already given to the joint venture with its obligation to contribute towards the losses, the Group has trued-up its obligation to contribute towards the losses of the joint venture as at March 31, 2022, resulting in reversal of INR 47,400 for the year ended March 31, 2022.

Share of loss of joint venture recognised on the face of the statement of profit or loss for the year ended March 31, 2022, comprises the net impact of the reversal of INR 47,400 and Group’s share of loss of INR 5,784.

Summarized statement of profit or loss of ANN:

	March 31,
	2020	2021	2022

Revenue	8,688	13,649	4,999
Other operating expenses, including depreciation INR 86 (March 31, 2021: INR 1,663 and March 31, 2020: INR 96)	(25,322)	(12,245)	(7,656)
Finance cost	(4,934)	(9,328)	(8,911)
Loss before tax	(21,568)	(7,924)	(11,568)
Income tax expense	-	-	-
Loss for the year	(21,568)	(7,924)	(11,568)
Group’s share of loss for the year**	(10,784)	(3,962)	(5,784)

**	Both Group and SLA have an obligation to contribute equally towards the losses of the joint venture, in excess of their respective investments. Accordingly, the Group has recognised its share of such losses for determining the Group’s cumulative obligation to contribute towards the losses.